CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
Sales	$ 0	$ 0	$ 0	$ 0
Operating expenses
Facility operations	20,985	7,289	27,789	70,930
General and administrative	223,025	398,935	1,085,499	909,182
Depreciation	17,726	17,725	70,894	60,459
Total operating expenses	261,736	423,949	1,184,182	1,040,571
Net operating (loss) before other income (expense)	(261,736)	(423,949)	(1,184,182)	(1,040,571)
Other income (expense)
Interest expense	(68,219)	(40,355)	(171,065)	(174,335)
Amortization of debt discount	(343,454)	(13,333)	(775,091)	(295,000)
Financing costs	(608,699)	0	(1,310,751)	(164,000)
Change in fair value of derivative liability	232,000	35,000	(1,600,000)	11,000
Change in fair value of warrant liability	(47,000)	3,000	(244,000)	4,000
Gain on extinguishment of debt, related party			0	2,339,353
Debt settlement expense			0	(566,129)
Total other income (expense)	(835,372)	(15,688)	(4,100,907)	1,154,889
Loss before income taxes	(1,097,108)	(439,637)	(5,285,089)	114,318
Provision for income taxes	0	0	0	38,868
Benefit of Net operating loss			0	(38,868)
Net (loss) income	$ (1,097,108)	$ (439,637)	$ (5,285,089)	$ 114,318
Loss per share - Basic	$ (0.01)	$ 0.00	$ (0.05)	$ .00
Loss per share - Diluted			$ (0.00)	$ .00
Weighted average shares outstanding - Basic	112,720,679	92,473,133	97,656,095	90,025,445
Weighted average shares outstanding - Diluted			97,656,095	90,070,074